Income Taxes - Schedule of Reconciliation of Statutory Federal Income Tax Rate (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal income tax benefit at statutory rate	21.00%	21.00%
State income tax benefit, net of federal impact	7.00%	7.00%
Permanent differences	(20.60%)	(0.60%)
Income passed through to non-controlling interests	0.00%	0.00%
Change in effective rate	(0.40%)	(3.00%)
Other	(0.80%)	(0.10%)
Change in valuation allowance	(6.20%)	(24.30%)
Effective income tax rate	0.00%	0.00%